Financial liabilities at amortized cost – deposits (Tables)	12 Months Ended
Dec. 31, 2025
Financial Liabilities At Amortized Cost Deposits
Schedule of deposits

	2025	2024

Bank receipt of deposits (RDB)	32,004,825	21,511,844
Deposits from customers	9,452,342	6,796,826
Bank certificate of deposit (CDB)	467,934	546,395
Total	41,925,101	28,855,065

Schedule of breakdown by maturity

	2025			2024
	Up to 12 months	Over 12 months	Total	Up to 12 months	Over 12 months	Total

Bank receipt of deposits (RDB)	31,869,219	135,606	32,004,825	21,402,435	109,409	21,511,844
Deposits from customers	9,372,045	80,297	9,452,342	6,796,826	-	6,796,826
Bank certificate of deposit (CDB)	363,783	104,151	467,934	462,407	83,988	546,395
Total	41,605,047	320,054	41,925,101	28,661,668	193,397	28,855,065